CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	92,900,000	63,900,000
Common stock, shares outstanding	92,900,000	63,900,000